Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)
Schedule of Capital Lease Obligations [Line Items]
2014	$ 53	¥ 4,993
2015	38	3,542
2016	30	2,790
2017	25	2,409
2018	22	2,049
Thereafter	137	12,926
Total minimum lease payments	305	28,709
Less - Amount representing interest	(77)	(7,310)
Present value of net minimum lease payments	228	21,399
Less - Current obligations	(44)	(4,096)
Long-term capital lease obligations	$ 184	¥ 17,303